T. Rowe Price Global Multi-Sector Bond Fund, Inc.
T. Rowe Price Global Multi-Sector Bond Fund SUMMARY
Investment Objective
The fund seeks to provide high income and some capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Global Multi-Sector Bond Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Global Multi-Sector Bond Fund, Inc.		Investor Class	I Class		Advisor Class
Management fees		0.49%	0.49%		0.49%
Distribution and service (12b-1) fees		none	none		0.25%
Other expenses		0.28%	0.15%	[1]	0.34%
Acquired fund fees and expenses		0.06%	0.06%		0.06%
Total annual fund operating expenses	[2]	0.83%	0.70%		1.14%
Fee waiver/expense reimbursement	[3]	(0.06%)	(0.16%)	[1]	(0.19%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.77%	0.54%	[1]	0.95%	[4]
[1]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired funds fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond September 30, 2018, with approval by the fund’s Board of Directors.
[2]	The figures shown in the fee table do not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.
[3]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[4]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2017) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.95%. The agreement may be terminated at any time beyond September 30, 2017, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 0.95%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.95% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed, therefore the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Global Multi-Sector Bond Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	79	246	428	954
I Class	55	184	336	779
Advisor Class	97	331	583	1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 163.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund may invest in a variety of holdings in an effort to enhance income and achieve some capital growth. The fund shifts its investments among the following sectors based on market conditions and the investment adviser’s outlook:
  Government and agency obligations of the U.S. and foreign countries (including emerging market countries);
  Corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);
  U.S. dollar and non-U.S. dollar-denominated debt securities of issuers located in foreign countries (including emerging market countries);
  Mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations);
  Bank loans (including loan participations and assignments);
  Convertible bonds and other convertible securities; and
  Preferred stocks.
Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by governments or companies that are organized or located outside the U.S. or doing a substantial amount of business outside the U.S. Up to 50% of the fund’s net assets can be invested in non-U.S. dollar-denominated foreign debt securities. The fund may hold non-U.S. currencies without holding any bonds or other income-producing securities denominated in those currencies. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt securities.

Up to 65% of the fund’s net assets can be invested in securities and other holdings that are rated noninvestment grade (below BBB, or an equivalent rating). The noninvestment-grade portion of the fund’s portfolio may consist of the following: noninvestment-grade corporate bonds (also called high yield or “junk” bonds) issued by companies in the U.S. and other developed market countries (not to exceed 40% of the fund’s net assets); U.S. dollar-denominated debt securities in emerging markets (not to exceed 25% of the fund’s net assets); non-U.S. dollar-denominated debt securities in emerging markets (not to exceed 40% of the fund’s net assets); bank loans (not to exceed 20% of the fund’s net assets); and convertible securities and preferred stocks (not to exceed 15% of the fund’s net assets). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., rated investment grade by at least one rating agency, but below investment grade by another rating agency), the higher rating will be used. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

While most assets will typically be invested in bonds and other debt instruments, the fund also uses interest rate futures, forward currency exchange contracts, and credit default swaps in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps would be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that the prices of, and the income generated by, the debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, securities with longer maturities or durations, and funds with longer weighted average maturities or durations, carry greater interest rate risk. The fund may be subject to greater interest rate risk due to the current period of historically low interest rates and the potential effect of any government fiscal policy.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, rating downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because it may invest a significant portion of its assets in noninvestment-grade securities, which are issued by companies that are usually not as strong financially. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Convertible securities and preferred stock risk Investments in convertible securities and preferred stocks subject the fund to risks associated with both equity and fixed income securities. Stocks generally fluctuate in value more than bonds and tend to move in cycles, with periods of rising and falling prices. Convertible securities are typically issued by smaller-capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital. Preferred stock holders would be paid after corporate bondholders, but before common stockholders, in the event a company fails.

Bank loan risk To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities, or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Derivatives risk The fund uses forward currency exchange contracts, interest rate futures, and credit default swaps and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements, changes in currency values and currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Global Multi-Sector Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	9.71%
Worst Quarter	9/30/11	-3.32%
The fund’s return for the six months ended 6/30/16 was 6.50%.
The following table shows the average annual returns for each class of the fund that has been in operation for at least one full calander year, and also compares the returns with a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - T. Rowe Price Global Multi-Sector Bond Fund, Inc.	1 Year	5 Years	Since inception		Inception date
Investor Class	(0.04%)	3.40%	7.05%		Dec. 09, 2008
Investor Class | Returns after taxes on distributions	(1.55%)	1.37%	4.87%		Dec. 09, 2008
Investor Class | Returns after taxes on distributions and sale of fund shares	(0.02%)	1.87%	4.73%		Dec. 09, 2008
Advisor Class	(0.24%)	3.24%	6.88%		Dec. 09, 2008
Barclays Global Aggregate ex Treasury Bond USD Hedged Index (reflects no deduction for fees, expenses, or taxes)	0.58%	3.86%	5.06%
Lipper Global Income Funds Average	(3.34%)	1.52%	4.46%	[1]	Dec. 31, 2008
[1]	Returns as of 12/31/08.

Updated performance information is available through troweprice.com.